Operating Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of operating lease income
The components of operating lease income are as follows:

(in thousands of $)	Nine months ended September 30,
	2022	2021
Operating lease income	3,389	8,571
Variable lease income (1)	827	—
Total operating lease income (2)	4,216	8,571
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is included in the income statement line-item “Time and voyage charter revenues”.